Long-term Debt - Principal Maturities By Type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jan. 15, 2017	Dec. 31, 2016	Jan. 31, 2007
Debt Instrument [Line Items]
2018	$ 700,000,000
2019	696,000,000
2020	1,299,000,000
2021	1,446,000,000
2022	1,000,000,000
2023-2067	1,525,000,000
Securitizations	8,711,000,000
Total principal maturities	15,377,000,000
Carrying Value	15,050,000,000		$ 13,959,000,000
Debt issuance costs	(54,000,000)
Junior Subordinated Debt
Debt Instrument [Line Items]
Carrying Value	$ 172,000,000		172,000,000
Junior Subordinated Debenture | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rates (as a percent)		6.00%
Total principal maturities				$ 350,000,000
Debt instrument, interest rate, effective percentage	3.11%
Senior debt | Securitizations
Debt Instrument [Line Items]
2018	$ 0
2019	0
2020	0
2021	0
2022	0
2023-2067	0
Securitizations	8,711,000,000
Total principal maturities	8,711,000,000
Carrying Value	8,688,000,000
Debt issuance costs	(24,000,000)
Senior debt | Medium Term Notes
Debt Instrument [Line Items]
2018	700,000,000
2019	696,000,000
2020	1,299,000,000
2021	1,446,000,000
2022	1,000,000,000
2023-2067	1,175,000,000
Securitizations	0
Total principal maturities	6,316,000,000
Carrying Value	6,190,000,000
Debt issuance costs	(30,000,000)
Senior debt | Revolving Credit Facility | Other assets
Debt Instrument [Line Items]
Debt issuance costs, excluded from direct deduction from long term debt	$ 20,000,000
Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rates (as a percent)	3.11%
2018	$ 0
2019	0
2020	0
2021	0
2022	0
2023-2067	350,000,000
Securitizations	0
Total principal maturities	350,000,000
Carrying Value	172,000,000
Debt issuance costs	$ 0
Minimum | Senior debt | Securitizations
Debt Instrument [Line Items]
Interest rates (as a percent)	2.04%
Minimum | Senior debt | Medium Term Notes
Debt Instrument [Line Items]
Interest rates (as a percent)	5.25%
Maximum | Senior debt | Securitizations
Debt Instrument [Line Items]
Interest rates (as a percent)	6.94%
Maximum | Senior debt | Medium Term Notes
Debt Instrument [Line Items]
Interest rates (as a percent)	8.25%
London Interbank Offered Rate (LIBOR) | Junior Subordinated Debenture | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.75%
Consolidated VIEs
Debt Instrument [Line Items]
Carrying Value	$ 8,700,000,000		$ 8,200,000,000
Amount outstanding under securitization transaction	$ 0